Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 95	$ 13	$ 140
Bifurcated embedded derivative liabilities	550	562
Bifurcated embedded derivative assets			155
Other liabilities designated at FVTPL	$ 7	$ 26	$ 0